2010 Stock Option Plan (Details Textual) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 01, 2012	Nov. 29, 2012 Stock Option [Member]	Dec. 31, 2012 Stock Option [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2010 Minimum [Member]
2010 Stock Option Plan (Textual)
Expiration period of option granted							10 years	5 years
Common shares issuable through options					2,100,000
Exercise price					$ 0.10
Number of shares exercisable under agreement	7,800,000	1,500,000			300,000
Number of shares exercisable under agreement, description						150,000 shares every three months.
Option valued					$ 301,350
Stock based compensation	260,225	210,000			50,225
Vesting period of options			10 years
Common stock reserved for issuance under the Plan				15,000,000
Description of annual increase in number of share reserved for issuance	Amount equal to 15% of the outstanding fully-diluted shares of common stock of the Company.
Restriction on increase in shares reserved for issuance under the 2010 Stock Option	Increase can not be made until the fully-diluted shares of common stock outstanding exceeds 100,000,000 shares.
Total unrecognized compensation cost related to non-vested share-based compensation arrangements	$ 776,125
Weighted average period for recognition of cost	2 years 6 months 3 days